Significant Accounting Policies - Schedule of Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Sep. 26, 2017
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Materials and supply agreements
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 600
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Bioserv sales and services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 1,118
Expected period of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Bioserv sales and services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 529
Expected period of satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Materials and supply agreements
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Bioserv sales and services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	1,600	$ 3,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | Joint development agreement
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation			$ 5,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil) | ImmuneOncia Therapeutics, LLC | Royalties and licenses
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	$ 8,500